ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)				1 Months Ended				3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2016	Apr. 12, 2016	Jul. 09, 2015	Jun. 20, 2016	Mar. 29, 2016	Jan. 29, 2016	Sep. 28, 2015	Apr. 13, 2016	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Apr. 15, 2016	Oct. 06, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Finite-lived												$ 2,100,000	$ 0
Impairment of Long-Lived Assets to be Disposed of												0	0
Allowance for Doubtful Accounts Receivable, Current									$ 197,000	$ 197,000		$ 87,000	$ 30,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount										1,400,000	90,000	100,000	6,000
Interest Payable, Current									$ 164,000	$ 164,000		$ 137,000	$ 42,000
Effective Income Tax Rate Reconciliation, Tax Settlement, Domestic, Percent												50.00%
Stockholders' Equity, Reverse Stock Split			1-for-10	Company effected a 1-for-12 reverse stock split of its outstanding common stock as a measure to regain compliance.						reverse split of the Companys outstanding common stock at a ratio of 1-for-12. On June 20, 2016, the Company effected the 1-for-12 reverse stock split. Upon effectiveness of the reverse stock split, every 12 shares of outstanding common stock decreased to one share of common stock.
Debt Instrument, Face Amount												$ 2,000,000			$ 2,000,000
Stock Closing Bid Price Minimum					$ 1.00		$ 1.00
Conversion of Stock, Shares Converted										977,747
Stock Closing Bid Minimum Price					1.00
Business Combination Asset Purchase Modification Agreement Consideration Payable Terms										If IMT does not realize Cash Proceeds of at least $2,500,000 by December 31, 2016, the Company will be required to either issue additional shares of common stock to IMT, or otherwise raise additional funds to cover the shortfall. Cash Proceeds are determined by the cash or cash equivalents received by IMT upon sale of the shares of common stock issued to IMT upon conversion of any Series D Shares, net of any transaction costs or expenses. Each time a new Tranche is issued, IMT shall be obligated to provide evidence of its current Cash Proceeds and the remaining amount of the $2,500,000 (plus interest) due.
Cash, Uninsured Amount												250,000
Advertising Expense												48,000	347,000
Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Issued									326,630
Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Issued										1,750,000
Asset Purchase Modification Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination Asset Purchase Modification Agreement Consideration Payable Terms										Asset Purchase Modification Agreement (the Asset Purchase Modification Agreement) with IMT, which terminated the Payment Notes, cancelling all principal due or to become due thereunder, and in their stead obligated the Company to: (i) upon execution of the Asset Purchase Modification Agreement, pay to IMT $500,000 plus any interest accumulated on the Payment Notes prior to their being cancelled; and (ii) prior to December 31, 2016, deliver to IMT shares (the Series D Shares) of the Companys Series D Convertible Preferred Stock, par value $0.00001 per share, (the Series D Preferred Stock) having an aggregate value of cash proceeds (Cash Proceeds), upon conversion of such Series D Shares into shares of common stock underlying such Series D Shares, of not less than $2,500,000, plus interest accrued thereon at 9% per annum, with such Series D Shares to be issued in tranches of $250,000 (the Tranches).
Integrated Microwave Technologies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Payable, Current														$ 500,000
Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repayments of Debt		$ 500,000
Integrated Microwave Technologies [Member] | Initial Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount						$ 1,500,000
Debt Instrument, Maturity Date						Mar. 31, 2016
Integrated Microwave Technologies [Member] | Deferred Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount						$ 1,500,000
Debt Instrument, Maturity Date						Jul. 29, 2017
Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Closing Bid Price Minimum					$ 1
Subsequent Event [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Issued								176,671
Subsequent Event [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Issued	5,750,000
Subsequent Event [Member] | Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Issued	312,501
Subsequent Event [Member] | Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Converted	3,750,000
Subsequent Event [Member] | Integrated Microwave Technologies [Member] | Initial Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Maturity Date						Mar. 31, 2016
Subsequent Event [Member] | Integrated Microwave Technologies [Member] | Deferred Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Maturity Date						Jul. 29, 2017
Warranty Reserves [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Product Warranty Expense												$ 9,000	9,000
Maximum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life												7 years
Minimum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life												3 years
Patents [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life										20 years		20 years
Patents [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life										18 years 6 months		18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life												20 years
Patents And Licenses [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life												18 years 6 months
Computer Software, Intangible Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Finite-lived												$ 2,100,000	$ 0